Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The tables in footnote (2) below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above.

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income and total revenue performance results for fiscal years 2020, 2021, 2022 and 2023.

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total For CEO	Compensation Actually Paid to CEO (5)	Average Summary Compensation Table Total For NEOs	Average Compensation Actually Paid to NEOs (5)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (in thousands) (4)	Total Revenue (in thousands)(4)
2023	$5,646,028	$21,220,183	$1,282,972	$2,783,035	$318.23	$165.64	$121,159	$815,868
2022	$5,313,301	$2,086,925	$1,129,974	$711,974	$86.27	$42.98	$223,334	$1,005,183
2021	$5,134,310	$13,985,674	$1,069,940	$2,149,621	$176.97	$125.09	$142,349	$788,899
2020	$3,763,688	$4,453,187	$934,489	$1,463,581	$30.11	$56.09	$31,025	$556,496

Named Executive Officers, Footnote

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Michael P. Plisinski	Mark R. Slicer, Yoon Ah E. Oh, Srinivas Vedula, Ramil Yaldaei
2022	Michael P. Plisinski	Mark R. Slicer, James (Cody) Harlow, Robert Fiordalice, Yoon Ah E. Oh, Steven R. Roth
2021	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch, Yoon Ah E. Oh
2020	Michael P. Plisinski	Steven R. Roth, Rollin Kocher, Kevin Heidrich, Robert A. Koch

Peer Group Issuers, Footnote

(3) Company and Peer Group TSR reflects the Company’s peer group (PHLX Semiconductor Index) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 5,646,028	$ 5,313,301	$ 5,134,310	$ 3,763,688
PEO Actually Paid Compensation Amount	$ 21,220,183	2,086,925	13,985,674	4,453,187
Adjustment To PEO Compensation, Footnote

“Compensation Actually Paid” to the CEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

CEO	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,646,028	$5,313,301	$5,134,310	$3,763,688
Less, Value of Stock & Option Awards Reported in SCT	($4,327,136)	($3,977,905)	($3,487,747)	($2,672,777)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$10,231,429	$2,764,863	$6,761,134	$2,941,125
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$8,298,325	($2,584,704)	$5,241,435	$318,972
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$1,371,538	$571,370	$336,542	$102,179
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—	—
Total Adjustments	$15,574,155	($3,226,376)	$8,851,364	$689,499
"Compensation Actually Paid"	$21,220,183	$2,086,925	$13,985,674	$4,453,187

Non-PEO NEO Average Total Compensation Amount	$ 1,282,972	1,129,974	1,069,940	934,489
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,783,035	711,974	2,149,621	1,463,581
Adjustment to Non-PEO NEO Compensation Footnote

The average “Compensation Actually Paid” to the NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

NEO Average	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$1,282,972	$1,129,974	$1,069,940	$934,489
Less, Value of Stock & Option Awards Reported in SCT	($721,165)	($577,372)	($533,902)	($435,715)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,508,382	$436,885	$879,706	$479,458
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$613,125	($143,057)	$665,069	$487,384
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	$99,722	($134,457)	$68,807	($2,036)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—	—
Total Adjustments	$1,500,064	($418,000)	$1,079,680	$529,092
"Compensation Actually Paid"	$2,783,035	$711,974	$2,149,621	$1,463,581

Equity Valuation Assumption Difference, Footnote

(5) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for TSR-based PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement. For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2023 : $152.90 (124.6% increase from prior year) for 2022: $68.09 (32.7% reduction from prior year), for 2021: $101.23 (110.8% increase from prior year), and for 2020: $48.02 (1.0% increase from prior year).

Tabular List, Table

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance, over the fiscal year ending December 30, 2023. Both Total Revenue and non-GAAP operating income factor into the annual cash incentive compensation paid to NEOs and Company TSR over two- and three-year measurement periods determine the ultimate value of PSUs awarded to NEOs. For a further discussion of how each of these financial measures relates to NEO compensation and for a reconciliation of the non-GAAP measure as compared to the GAAP measure reflected in our audited financial statements, see our “Compensation Discussion and Analysis” beginning on page 28 of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Measures
Total Revenue
Non-GAAP Operating Income (1)
Total Shareholder Return
(1)
Refer to footnote (1) on page 40 of this proxy statement for a reconciliation of non-GAAP operating income to the most comparable GAAP measure.

Total Shareholder Return Amount	$ 318.23	86.27	176.97	30.11
Peer Group Total Shareholder Return Amount	165.64	42.98	125.09	56.09
Net Income (Loss)	$ 121,159	223,334	142,349	31,025
Additional 402(v) Disclosure

Our TSR lagged the TSR for our peer group in 2020 but increased significantly in 2021 both in terms of real dollars and in relation to our peer group TSR, which our TSR exceeded by approximately 40%. In 2022, the dollar value of our TSR dropped but was nonetheless over 100% greater than our peer group TSR. From 2022 to 2023 our TSR increased by over 250% and was almost twice that of our peer group TSR. There is a positive relationship between TSR and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased, between 2021 and 2022, when both metrics dropped, despite our TSR equaling approximately twice our peer group TSR, and between 2022 and 2023, when both metrics increased again. The following chart illustrates the relationship between our Compensation Actually Paid and TSR:

Compensation Actually Paid and Net Income

There is a positive relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2020 and 2021, when both metrics increased. There is an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and the other NEOs between 2021 and 2022 when Net Income increased, but “Compensation Actually Paid” decreased. There is, again, an inverse relationship between Net Income and “Compensation Actually Paid” to our CEO and other NEOs between 2022 and 2023 when Net Income decreased but “Compensation Actually Paid” increased. The following chart illustrates the relationship between our Compensation Actually Paid and Net Income:

Compensation Actually Paid and Total Revenue

We chose Total Revenue as our Company Selected Measure for evaluating Pay versus Performance because it is a key metric, along with non-GAAP operating income, in determining the annual cash incentive compensation paid to the CEO and other NEOs. From 2020 to 2021 there is a positive relationship between Total Revenue and “Compensation Actually Paid,” when both metrics increased, an inverse relationship between 2021 and 2022 when Total Revenue increased, but “Compensation Actually Paid” to our CEO and the other NEOs decreased, and an inverse relationship between 2022 and 2023 when Total Revenue decreased, but “Compensation Actually Paid” to our CEO and the other NEOs increased. Much of the increase in CEO and NEO “Compensation Actually Paid” from 2022 to 2023 is attributable to the significant increase in the Company’s stock price during 2023. The following chart illustrates the relationship between our Compensation Actually Paid and Total Revenue:

TSR-based PSU Vested Footnote

(2) In 2023, tranches of the TSR-based PSU awards from 2021 and 2020 vested. None of the NEOs, except for the CEO, was in his or her current role in 2020 or 2021 at the time the PSU awards were granted. Therefore no NEO, except for the CEO, received Common Stock from the vesting of PSU awards in 2023.

Net Income Total Revenue Footnote	(4) The dollar amounts reported represent the amount of net income and total revenue reflected in our audited financial statements for each covered fiscal year.
Total Revenue	$ 815,868	$ 1,005,183	$ 788,899	$ 556,496
Year End Stock Price | shares	152.9	68.09	101.23	48.02
Stock Price Performance	1.24	0.327	1.108	0.01
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,574,155	$ (3,226,376)	$ 8,851,364	$ 689,499
PEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,327,136)	(3,977,905)	(3,487,747)	(2,672,777)
PEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,231,429	2,764,863	6,761,134	2,941,125
PEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,298,325	(2,584,704)	5,241,435	318,972
PEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,371,538	571,370	336,542	102,179
PEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,064	(418,000)	1,079,680	529,092
Non-PEO NEO | Value Of Stock And Option Awards In Summary Compensation Table Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(721,165)	(577,372)	(533,902)	(435,715)
Non-PEO NEO | Change In Pension Value And Non Qualified Deferred Compensation Earnings Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Service Cost And Impact Of Pension Plan Adjustments Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,382	436,885	879,706	479,458
Non-PEO NEO | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,125	(143,057)	665,069	487,384
Non-PEO NEO | F M V Of Awards Granted This Year And That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,722	(134,457)	68,807	2,036
Non-PEO NEO | Prior Year Fair Value Of Prior Year Awards That Failed To Vest This Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount